Award Timing Disclosure	12 Months Ended
	Dec. 31, 2025	Feb. 18, 2025 USD ($) shares $ / shares
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Long Term Incentive Grant Procedures
The compensation committee generally makes annual awards of equity, including options, during an open trading window after the Company’s February release of year-end earnings. The compensation committee may make limited grants of long term incentives on other dates in connection with a promotion or to compensate newly hired executives for equity or other benefits forfeited upon termination of previous employment or to otherwise induce them to join our Company. Equity awards, including options, are not granted in anticipation of the release of material non-public information, and the release of material non-public information is not timed on the basis of option or other equity grant dates.
During fiscal 2025, the compensation committee granted options to our named executive officers during an open trading window. However, the grant date occurred on February 18, 2025, which was one business day prior to the filing of our Annual Report on Form 10-K for the fiscal year ended December 31, 2024. As required by Item 402(x) of Regulation S-K, we are providing the following information about these option grants.

Name	Grant Date	Number of Securities Underlying the award)	Exercise Price of the Award ($/Sh)	Grant Date Fair Value of the Award
Percentage Change in the Closing Market
Price of the Securities Underlying the
Award Between the Trading Day Ending
Immediately Prior to the Disclosure of
Material Nonpublic Information and the
Trading Day Beginning Immediately
Following the Disclosure of Material
Nonpublic Information

Sheryl D. Palmer	2/18/2025	40,392	63.02	$1,399,987	(1.78)%
Curt VanHyfte	2/18/2025	8,656	63.02	$300,017	(1.78)%
Todd Merrill	2/18/2025	1,505	63.02	$52,163	(1.78)%
Darrell C. Sherman	2/18/2025	4,616	63.02	$159,991	(1.78)%

Award Timing Method	The compensation committee generally makes annual awards of equity, including options, during an open trading window after the Company’s February release of year-end earnings. The compensation committee may make limited grants of long term incentives on other dates in connection with a promotion or to compensate newly hired executives for equity or other benefits forfeited upon termination of previous employment or to otherwise induce them to join our Company.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	Equity awards, including options, are not granted in anticipation of the release of material non-public information, and the release of material non-public information is not timed on the basis of option or other equity grant dates.
Awards Close in Time to MNPI Disclosures, Table
During fiscal 2025, the compensation committee granted options to our named executive officers during an open trading window. However, the grant date occurred on February 18, 2025, which was one business day prior to the filing of our Annual Report on Form 10-K for the fiscal year ended December 31, 2024. As required by Item 402(x) of Regulation S-K, we are providing the following information about these option grants.

Name	Grant Date	Number of Securities Underlying the award)	Exercise Price of the Award ($/Sh)	Grant Date Fair Value of the Award
Percentage Change in the Closing Market
Price of the Securities Underlying the
Award Between the Trading Day Ending
Immediately Prior to the Disclosure of
Material Nonpublic Information and the
Trading Day Beginning Immediately
Following the Disclosure of Material
Nonpublic Information

Sheryl D. Palmer	2/18/2025	40,392	63.02	$1,399,987	(1.78)%
Curt VanHyfte	2/18/2025	8,656	63.02	$300,017	(1.78)%
Todd Merrill	2/18/2025	1,505	63.02	$52,163	(1.78)%
Darrell C. Sherman	2/18/2025	4,616	63.02	$159,991	(1.78)%

Sheryl D. Palmer [Member]
Awards Close in Time to MNPI Disclosures
Name		Sheryl D. Palmer
Underlying Securities | shares		40,392
Exercise Price | $ / shares		$ 63.02
Fair Value as of Grant Date | $		$ 1,399,987
Underlying Security Market Price Change		(0.0178)
Curt VanHyfte [Member]
Awards Close in Time to MNPI Disclosures
Name		Curt VanHyfte
Underlying Securities | shares		8,656
Exercise Price | $ / shares		$ 63.02
Fair Value as of Grant Date | $		$ 300,017
Underlying Security Market Price Change		(0.0178)
Todd Merrill [Member]
Awards Close in Time to MNPI Disclosures
Name		Todd Merrill
Underlying Securities | shares		1,505
Exercise Price | $ / shares		$ 63.02
Fair Value as of Grant Date | $		$ 52,163
Underlying Security Market Price Change		(0.0178)
Darrell C. Sherman [Member]
Awards Close in Time to MNPI Disclosures
Name		Darrell C. Sherman
Underlying Securities | shares		4,616
Exercise Price | $ / shares		$ 63.02
Fair Value as of Grant Date | $		$ 159,991
Underlying Security Market Price Change		(0.0178)